UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston, Massachusetts 02110
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 96.33%
Business Services - 19.79%
ACI Worldwide, Inc.(a)	760,680	$21,785,875
Balchem Corp.	1,115,593	45,226,140
Concur Technologies, Inc.(a)	762,697	38,737,381
Diodes, Inc.(a)	2,099,142	44,711,725
EnerNOC, Inc.(a)	181,200	1,969,644
MedAssets, Inc.(a)	385,000	3,561,250
NIC, Inc.	3,167,630	42,161,155
Nuance Communications, Inc.(a)	1,549,587	38,987,609
PROS Holdings, Inc.(a)(b)	2,022,964	30,101,704
		267,242,483

Consumer Related - 8.41%
Dolby Laboratories, Inc. - Class A(a)	819,237	24,994,921
DTS, Inc.(a)(b)	1,033,347	28,148,372
Green Mountain Coffee Roasters, Inc.(a)	209,645	9,402,578
Peet’s Coffee & Tea, Inc.(a)	512,917	32,149,638
Rovi Corp.(a)	770,201	18,931,541
		113,627,050

Industrial Products & Systems - 21.74%
ANSYS, Inc.(a)	601,122	34,432,268
CARBO Ceramics, Inc.	346,398	42,721,265
Cognex Corp.	1,453,393	52,016,936
Dynamic Materials Corp.(b)	966,278	19,112,979
FLIR Systems, Inc.	1,600,960	40,136,067
Hittite Microwave Corp.(a)	713,379	35,226,655
Measurement Specialties, Inc.(a)(b)	1,151,930	32,207,963
Sun Hydraulics Corp.(b)	1,611,027	37,746,351
		293,600,484
Information/Knowledge Management - 20.96%
American Software, Inc. - Class A(b)	1,931,654	18,254,130
Blackbaud, Inc.	1,715,389	47,516,275
FEI Co.(a)	1,276,148	52,041,315
Manhattan Associates, Inc.(a)(b)	1,043,762	42,251,486
Netscout Systems, Inc.(a)	1,917,346	33,745,290
Quality Systems, Inc.	1,116,997	41,317,719
Tyler Technologies, Inc.(a)(b)	1,594,209	48,001,633
		283,127,848

Medical/Health Care - 22.29%
Abaxis, Inc.(a)(b)	1,608,344	44,502,879
Accelrys, Inc.(a)(b)	3,084,414	20,727,262
Bruker Corp.(a)	568,600	7,062,012
Cantel Medical Corp.(b)	1,186,656	33,143,302
Gen-Probe, Inc.(a)	781,045	46,175,381
Human Genome Sciences, Inc.(a)	130,874	967,159
Incyte Corp., Ltd.(a)	431,570	6,477,866
IRIS International, Inc.(a)(b)	988,375	9,241,306
Kensey Nash Corp.(b)	467,664	8,974,472
Medicis Pharmaceutical Corp. - Class A	828,636	27,552,147
Medidata Solutions, Inc.(a)(b)	1,673,975	36,408,956
Meridian Bioscience, Inc.	1,269,731	23,921,732
Techne Corp.	527,197	35,986,467
		301,140,941

(continued)

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS (continued)
Miscellaneous - 3.14%
Neogen Corp.(a)(b)	1,386,218	$42,473,719

Total Common Stocks (Cost $977,195,408)		1,301,212,525

SHORT TERM INVESTMENTS - 3.71%
Dreyfus Cash Management Institutional Shares, 0.05%(c)	50,125,198	50,125,198

Total Short Term Investments (Cost $50,125,198)		50,125,198

Total Value of Investments (Cost $1,027,320,606) - 100.04%		1,351,337,723

Liabilities in Excess of Other Assets - (0.04)%		(564,589)

Net Assets - 100.00%		$1,350,773,134

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2011.

Common Abbreviations:
Ltd. - Limited

See Notes to Schedule of Investments.

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 93.23%
Bermuda - 3.25%
Invesco, Ltd.	6,281	$126,185
Nabors Industries, Ltd.(a)	10,467	181,498
		307,683

Canada - 6.06%
Canadian Natural Resources, Ltd.	8,117	303,964
Harry Winston Diamond Corp.(a)	13,884	148,005
Le Chateau, Inc., Class A	7,357	11,916
TMX Group, Inc.	2,670	109,264
		573,149
China - 1.29%
Alibaba.com Ltd.(a)	117,500	121,485

Egypt - 1.04%
Orascom Telecom Holding SAE(a)(b)(c)	34,055	98,419

Finland - 0.90%
Kone OYJ, Class B	1,633	84,752

France - 4.48%
Flamel Technologies SA(a)(d)	13,277	69,173
Sanofi-Aventis SA	3,477	255,381
Societe BIC SA	1,118	99,117
		423,671

Germany - 1.88%
Bayerische Motoren Werke AG	2,647	177,323

Hong Kong - 5.70%
Chaoda Modern Agriculture Holdings, Ltd.	170,000	24,078
Esprit Holdings, Ltd.	49,404	63,738
Kingdee International Software Group Co., Ltd.	360,000	96,876
Kingsoft Corp, Ltd.	331,000	123,593
Peak Sport Products Co., Ltd.	275,000	72,233
Ping An Insurance Group Co., Class H	24,100	158,875
		539,393
Ireland - 6.23%
DCC PLC	5,892	139,398
ICON PLC(a)(d)	10,181	174,197
Paddy Power PLC	2,398	138,157
Total Produce PLC	280,222	137,817
		589,569
Israel - 1.81%
Teva Pharmaceutical Industries, Ltd.(d)	4,248	171,449

Italy - 2.32%
Azimut Holding SpA	27,395	219,649

Japan - 15.66%
Foster Electric Co., Ltd.	9,124	130,038
Japan Tobacco, Inc.	75	352,735
Mitsubishi Estate Co., Ltd.	15,700	234,572
Rakuten, Inc.(a)	337	362,526

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS (continued)
Sapporo Holdings, Ltd.	47,000	$177,692
Yamaha Motor Co., Ltd.	17,690	223,854
		1,481,417

Luxembourg - 2.64%
Millicom International Cellular SA	2,494	249,869

Mexico - 2.16%
Fomento Economico Mexicano SAB de CV(d)	2,936	204,669

Netherlands - 2.01%
Wolters Kluwer NV	10,990	189,958

Singapore - 3.49%
Goodpack, Ltd.	141,000	150,017
UOB-Kay Hian Holdings, Ltd.	152,424	180,387
		330,404

South Africa - 2.40%
Sasol, Ltd.(d)	4,788	226,951

Spain - 1.79%
Grifols SA(a)	9,446	158,931
Grifols SA, Class B(a)	944	10,269
		169,200

Switzerland - 15.63%
Lindt & Spruengli AG	57	169,550
Lindt & Spruengli AG	1	33,418
Nestle SA	3,877	222,887
Nobel Biocare Holding AG(a)	10,746	124,929
Roche Holding AG	1,305	221,182
The Swatch Group AG	660	246,982
Transocean, Ltd.	4,386	168,379
Tyco International, Ltd.	6,236	291,284
		1,478,611

United Kingdom - 12.49%
BAE Systems PLC	49,835	220,648
Diageo PLC	8,274	180,727
Man Group PLC	78,842	153,908
Management Consulting Group PLC	443,062	209,861
Reed Elsevier PLC	36,573	294,779
United Business Media, Ltd.	16,308	120,907
		1,180,830

Total Common Stocks (Cost $8,667,125)		8,818,451

SHORT TERM INVESTMENTS - 9.86%
Dreyfus Cash Management Institutional Shares, 0.05%(e)	933,012	933,012

Total Short Term Investments (Cost $933,012)		933,012

Total Value of Investments (Cost $9,600,137) - 103.09%		9,751,463

Liabilities in Excess of Other Assets - (3.09)%		(292,537)

Net Assets - 100.00%		$9,458,926

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)

(c)	Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2011, the aggregate market value of those securities was $98,419, representing 1.04% of net assets.
(d)	American Depositary Receipt.
(e)	Represents 7 day effective yield at December 31, 2011.

Common Abbreviations :
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
 SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Luxembourg, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SAE - Societe Anonyme Egyptienne is an Egyptian Joint Stock Company. (Egypt)
SpA - Societa Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

(continued)

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 99.09%
Consumer Discretionary - 11.17%
Dick’s Sporting Goods, Inc.	26,374	$972,673
NVR, Inc.(a)	556	381,416
Staples, Inc.	28,890	401,282
Starbucks Corp.	9,348	430,102
Toll Brothers, Inc.(a)	20,243	413,362
Tractor Supply Co.	13,225	927,734
		3,526,569

Energy - 7.41%
Cameron International Corp.(a)	24,849	1,222,323
CARBO Ceramics, Inc.	4,655	574,101
Diamond Offshore Drilling, Inc.	9,831	543,261
		2,339,685

Financials - 10.04%
Factset Research Systems, Inc.	3,117	272,052
Stifel Financial Corp.(a)	26,095	836,345
T Rowe Price Group, Inc.	19,133	1,089,624
The Western Union Co.	53,187	971,194
		3,169,215

Health Care - 24.72%
Allscripts Healthcare Solutions, Inc.(a)	52,450	993,403
Celgene Corp.(a)	8,427	569,665
Covance, Inc.(a)	13,835	632,536
MedAssets, Inc.(a)	65,297	603,997
Meridian Bioscience, Inc.	19,946	375,783
Myriad Genetics, Inc.(a)	24,256	507,921
PAREXEL International Corp.(a)	62,588	1,298,075
Shire PLC(b)	13,569	1,409,819
St. Jude Medical, Inc.	26,062	893,927
Waters Corp.(a)	7,019	519,757
		7,804,883

Industrials - 19.80%
Expeditors International of Washington, Inc.	14,665	600,678
Fastenal Co.	9,509	414,688
FEI Co.(a)	31,203	1,272,458
FLIR Systems, Inc.	34,163	856,467
JB Hunt Transport Services, Inc.	9,204	414,824
MSC Industrial Direct Co. - Class A	16,388	1,172,561
Quanta Services, Inc.(a)	70,637	1,521,521
		6,253,197
Information Technology - 21.26%
Akamai Technologies, Inc.(a)	29,521	952,938
ANSYS, Inc.(a)	15,829	906,685
Blackbaud, Inc.	14,193	393,146
Concur Technologies, Inc.(a)	3,537	179,644
Diodes, Inc.(a)	43,758	932,046
NetApp, Inc.(a)	31,604	1,146,277
Rovi Corp.(a)	30,404	747,330
Trimble Navigation, Ltd.(a)	33,561	1,456,548
		6,714,614

(continued)

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of December 31, 2011 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS (continued)
Materials - 3.24%
Ecolab, Inc.	17,690	$1,022,659

Medical/Health Care - 1.45%
Medicis Pharmaceutical Corp. - Class A	13,774	457,985

Total Common Stocks (Cost $29,497,817)		31,288,807

SHORT TERM INVESTMENTS - 0.74%
Dreyfus Cash Management Institutional Shares, 0.05%(c)	232,683	232,683

Total Short Term Investments (Cost $232,683)		232,683

Total Value of Investments (Cost $29,730,500) - 99.83%		31,521,490

Other Assets in Excess of Liabilities - 0.17%		54,205

Net Assets - 100.00%		$31,575,695

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2011.

Common Abbreviations :
Ltd. - Limited
PLC - Public Limited Company (United Kingdom)

See Notes to Schedule of Investments.

The Brown Capital Management Mutual Funds
Notes to Schedules of Investments	December 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of the Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on December 31, 1992. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Small Company Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on December 1, 2011.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. The Mid-Cap Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on December 1, 2011.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into the Institutional Shares. Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

(continued)

The Brown Capital Management Mutual Funds
Notes to Schedules of Investments	December 31, 2011 (Unaudited)

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the nine months ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2011:

Small Company Fund:

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,301,212,525	$–	$–	$1,301,212,525
Short Term Investments	50,125,198	–	–	50,125,198
Total	$1,351,337,723	$–	$–	$1,351,337,723

International Equity Fund:
Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Hong Kong	$515,315	$24,078	$–	$539,393
All Other Countries	8,279,058	–	–	8,279,058
Short Term Investments	933,012	–	–	933,012
Total	$9,727,385	$24,078	$–	$9,751,463

Mid-Cap Fund:
Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,288,807	$–	$–	$31,288,807
Short Term Investments	232,683	–	–	232,683
Total	$31,521,490	$–	$–	$31,521,490
*See Schedule of Investments for industry/country classifications
There were no significant transfers between Level 1 and Level 2 during the period. All securities of the Funds were valued using Level 1 or Level 2 inputs during the nine months ended December 31, 2011. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of December 31, 2011, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

(continued)

The Brown Capital Management Mutual Funds
Notes to Schedules of Investments	December 31, 2011 (Unaudited)

	Share Balance at			Share Balance at	Market Value at
Security Name	April 1, 2011	Purchases	Sales	December 31, 2011	December 31, 2011	Dividends	Realized Losses
Abaxis, Inc.	1,082,237	526,107	–	1,608,344	$44,502,879	$–	$–
Accelrys, Inc.	3,612,654	978,055	1,506,295	3,084,414	20,727,262	–	(2,176,970)
American Software, Inc. - Class A	1,373,199	558,455	–	1,931,654	18,254,130	324,416	–
Cantel Medical Corp.	900,916	285,740	–	1,186,656	33,143,302	66,384	–
DTS, Inc.	581,483	451,864	–	1,033,347	28,148,372	–	–
Dynamic Materials Corp.	841,961	124,317	–	966,278	19,112,979	77,302	–
IRIS International, Inc.	1,737,211	239,184	988,020	988,375	9,241,306	–	(1,588,516)
Kensey Nash Corp.	587,977	–	120,313	467,664	8,974,472	–	–
Manhattan Associates, Inc.	611,770	431,992	–	1,043,762	42,251,486	–	–
Measurement Specialties, Inc.	1,151,930	–	–	1,151,930	32,207,963	–	–
Medidata Solutions, Inc.	916,594	862,459	105,078	1,673,975	36,408,956	–	(867,716)
Neogen Corp.	880,480	505,738	–	1,386,218	42,473,720	–	–
PROS Holdings, Inc.	1,730,877	292,087	–	2,022,964	30,101,704	–	–
Sun Hydraulics Corp.	732,440	878,587	–	1,611,027	37,746,351	270,951	–
Tyler Technologies, Inc.	1,322,328	271,881	–	1,594,209	48,001,633	–	–
TOTAL	18,064,057	6,406,466	2,719,706	21,750,817	$451,296,515	$739,053	$(4,633,202)

2. FEDERAL INCOME TAX

At December 31, 2011, the tax-basis cost of investments and components of net assets were as follows:

	Small Company	International
Cost of Investments	Fund	Equity Fund	Mid-Cap Fund
Unrealized Appreciation	$368,590,828	$1,365,699	$4,554,703
Unrealized (Depreciation)	(45,945,906)	(1,494,606)	(2,920,539)
Net Unrealized Appreciation/ (Depreciation)	322,644,922	(128,907)	1,634,164
Cost of investments for income tax purposes	1,028,692,801	9,880,370	29,887,326

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive
Officer, Brown Capital Management Mutual
Funds

Date: February 27, 2012

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer, Brown
Capital Management Mutual Funds

Date: February 27, 2012